SHARE-BASED COMPENSATION - Share option valuation (Details) - ¥ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Outstanding weighted average share options
SHARE-BASED COMPENSATION
Expected dividend yield	0.00%	0.00%	0.00%
Contractual term (in years)	10 years	10 years	10 years
Outstanding weighted average share options | Minimum
SHARE-BASED COMPENSATION
Expected volatility	36.00%	34.00%	48.00%
Risk free interest rate (per annum)	0.00%	0.00%	0.00%
Exercise multiple	2.8	2.8	2.8
Outstanding weighted average share options | Maximum
SHARE-BASED COMPENSATION
Expected volatility	57.00%	68.00%	61.00%
Risk free interest rate (per annum)	4.90%	2.40%	1.40%
Exercise multiple	2.2	2.2	2.2
Non-vested restricted shares
Number of restricted stock
Unvested at the beginning of the period (in shares)	0	0	33,334
Granted (in shares)	2,844,235	606,570	275,850
Vested (in shares)	(2,844,235)	(606,570)	(309,184)
Unvested the end of the period (in shares)		0	0
Weighted-average grant date fair value per share
Unvested at the beginning of the period (in dollars per share)			¥ 2.26
Granted (in dollars per share)	¥ 0.13	¥ 0.42	0.45
Vested (in dollars per share)	¥ 0.13	¥ 0.42	¥ 0.65